AB Corporate Shares

AB Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 74.7%
Industrial – 40.5%
Basic – 1.0%
Rio Tinto Alcan, Inc. 7.25%, 03/15/2031	$	1,000	$1,090,930
Rio Tinto Finance USA Ltd. 7.125%, 07/15/2028		1,000	1,046,860
Rio Tinto Finance USA PLC 4.875%, 03/14/2030		1,000	1,001,300
Sherwin-Williams Co. (The) 3.45%, 06/01/2027		1,000	992,170
WRKCo, Inc. 4.00%, 03/15/2028		1,000	989,370

			5,120,630

Capital Goods – 6.5%
Boeing Co. (The) 3.25%, 03/01/2028		3,000	2,935,590
Caterpillar Financial Services Corp. 3.75%, 02/23/2029		1,000	979,810
4.375%, 08/16/2029		1	993
4.70%, 11/15/2029		1,000	1,002,700
Eaton Capital ULC 4.45%, 05/09/2030		1,000	986,220
General Electric Co. 4.30%, 07/29/2030		1,000	983,050
Honeywell Aerospace, Inc. 3.90%, 03/16/2028(a)		3,000	2,965,260
John Deere Capital Corp. 4.85%, 06/11/2029		1,000	1,007,440
Northrop Grumman Corp. 3.25%, 01/15/2028		3,000	2,946,060
Parker-Hannifin Corp. 3.25%, 06/14/2029		3,000	2,882,040
4.25%, 09/15/2027		1,000	997,600
4.50%, 09/15/2029		1,000	993,120
Republic Services, Inc. 2.30%, 03/01/2030		5,000	4,588,200
RTX Corp. 4.125%, 11/16/2028		1,000	989,420
7.20%, 08/15/2027		2,000	2,055,620
7.50%, 09/15/2029		2,000	2,156,640
Trane Technologies Financing Ltd. 3.80%, 03/21/2029		2,000	1,955,600
Westinghouse Air Brake Technologies Corp. 4.70%, 09/15/2028(b)		2,000	1,997,640

			32,423,003

Communications - Media – 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		1,000	927,460
3.75%, 02/15/2028		1,000	978,810
4.20%, 03/15/2028		1,000	984,820
Netflix, Inc. 4.875%, 04/15/2028		1,000	1,005,250

			3,896,340

Communications - Telecommunications – 0.9%
NTT Finance Corp. 4.741%, 03/31/2028(a)		2,500	2,499,150
TELUS Corp. 2.80%, 02/16/2027		2,000	1,981,680

			4,480,830

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 3.0%
American Honda Finance Corp. 2.00%, 03/24/2028	$	1,000	$957,070
2.25%, 01/12/2029		2,000	1,882,680
Series G 4.45%, 10/22/2027		1,000	998,190
4.90%, 07/09/2027		1,000	1,003,770
Ford Motor Credit Co. LLC 2.90%, 02/16/2028		2,000	1,935,040
2.90%, 02/10/2029		2,000	1,879,120
4.95%, 05/28/2027		779	779,351
General Motors Co. 4.20%, 10/01/2027		1,000	994,830
General Motors Financial Co., Inc. 2.40%, 04/10/2028		1,000	961,910
2.40%, 10/15/2028		2,000	1,899,320
2.70%, 08/20/2027		1,000	980,710
Toyota Motor Credit Corp. 3.375%, 04/01/2030		1,000	951,230

			15,223,221

Consumer Cyclical - Entertainment – 0.4%
Hasbro, Inc. 3.90%, 11/19/2029		1,000	968,150
YMCA of Greater New York 2.303%, 08/01/2026		875	875,000

			1,843,150

Consumer Cyclical - Other – 0.4%
Marriott International, Inc./MD 5.55%, 10/15/2028		2,000	2,034,040

Consumer Cyclical - Restaurants – 0.7%
McDonald’s Corp. 2.125%, 03/01/2030		3,000	2,737,890
Starbucks Corp. 4.50%, 05/15/2028		514	513,013

			3,250,903

Consumer Cyclical - Retailers – 0.4%
Ralph Lauren Corp. 2.95%, 06/15/2030		1,000	931,900
Tapestry, Inc. 5.10%, 03/11/2030		1,000	1,000,600

			1,932,500

Consumer Non-Cyclical – 9.8%
AbbVie, Inc. 3.20%, 11/21/2029		2,000	1,906,440
3.775%, 03/03/2028		1,000	989,050
4.80%, 03/15/2029		1,000	1,003,240
Altria Group, Inc. 3.40%, 05/06/2030		1,000	947,380
4.50%, 08/06/2030		1,000	983,990
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 06/01/2030		1,000	956,850
Archer-Daniels-Midland Co. 2.50%, 08/11/2026		1,000	999,500
3.25%, 03/27/2030		4,000	3,793,080
Astrazeneca Finance LLC 4.90%, 03/03/2030		1,000	1,006,320
Becton Dickinson & Co. 3.70%, 06/06/2027		2,000	1,988,120
4.693%, 02/13/2028		2,000	2,001,540

	Principal Amount (000)		U.S. $ Value

4.874%, 02/08/2029	$	1,000	$1,002,280
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026		1,000	999,210
Clorox Co. (The) 3.10%, 10/01/2027		2,000	1,966,180
CVS Health Corp. 4.30%, 03/25/2028		1,000	993,990
6.25%, 06/01/2027		1,000	1,013,730
General Mills, Inc. 2.875%, 04/15/2030		1,000	929,740
4.20%, 04/17/2028		2,000	1,984,320
Haleon US Capital LLC 3.375%, 03/24/2027		1,000	992,840
3.375%, 03/24/2029		2,000	1,934,320
HCA, Inc. 3.125%, 03/15/2027		1,000	991,720
3.50%, 09/01/2030		1,000	942,600
5.20%, 06/01/2028		1,000	1,008,130
5.875%, 02/01/2029		1,000	1,019,320
IQVIA, Inc. 5.70%, 05/15/2028		2,000	2,026,200
Kellanova 3.40%, 11/15/2027		2,000	1,974,320
Kraft Heinz Foods Co. 3.875%, 05/15/2027		1,037	1,031,825
Merck & Co., Inc. 1.45%, 06/24/2030		1,000	884,110
Mondelez International, Inc. 2.625%, 03/17/2027		1,000	988,980
Philip Morris International, Inc. 3.375%, 08/15/2029		1,000	961,610
4.375%, 04/30/2030		1,000	982,730
5.625%, 11/17/2029		1,000	1,024,250
Royalty Pharma PLC 1.75%, 09/02/2027		1,000	970,090
5.15%, 09/02/2029		4,000	4,035,320
Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/2028		2,000	2,010,200

			49,243,525

Energy – 8.7%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.05%, 03/11/2029		1,000	983,110
ConocoPhillips Co. 4.70%, 01/15/2030		2,000	1,994,100
6.95%, 04/15/2029		1,000	1,057,160
Continental Resources, Inc./OK 4.375%, 01/15/2028		4,000	3,969,520
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029		3,000	2,825,280
Enterprise Products Operating LLC 2.80%, 01/31/2030		1,000	936,830
4.15%, 10/16/2028		1,000	991,120
EOG Resources, Inc. 4.375%, 04/15/2030		2,000	1,971,220
EQT Corp. 3.90%, 10/01/2027		1,677	1,660,850
5.70%, 04/01/2028		2,000	2,028,100
7.50%, 06/01/2030		1,000	1,071,410
Hess Corp. 7.875%, 10/01/2029		2,000	2,178,120
Kinder Morgan, Inc. 5.00%, 02/01/2029		1,000	1,005,540

	Principal Amount (000)		U.S. $ Value

MPLX LP 4.125%, 03/01/2027	$	1,000	$997,860
ONEOK, Inc. 4.35%, 03/15/2029		4,000	3,951,760
4.55%, 07/15/2028		1,000	996,580
Targa Resources Corp. 4.90%, 09/15/2030		1,000	995,080
6.15%, 03/01/2029		3,000	3,089,670
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875%, 02/01/2031		1,000	988,170
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		2,000	1,860,860
TotalEnergies Capital International SA 2.829%, 01/10/2030		1,000	940,400
Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030		1,000	942,330
Williams Cos., Inc. (The) 3.75%, 06/15/2027		1,000	994,620
4.625%, 06/30/2030		1,000	986,930
4.90%, 03/15/2029		2,000	2,004,400
Woodside Finance Ltd. 5.40%, 05/19/2030		2,000	2,018,300

			43,439,320

Services – 1.7%
Amazon.com, Inc. 1.50%, 06/03/2030		1,000	884,140
Booking Holdings, Inc. 3.55%, 03/15/2028		1,000	984,110
Expedia Group, Inc. 3.80%, 02/15/2028		1,000	986,490
4.625%, 08/01/2027		1,000	1,000,040
Moody’s Corp. 3.25%, 01/15/2028		3,000	2,951,610
PayPal Holdings, Inc. 2.85%, 10/01/2029		1,000	942,330
S&P Global, Inc. 4.25%, 05/01/2029		1,000	987,420

			8,736,140

Technology – 4.8%
Analog Devices, Inc. 1.70%, 10/01/2028		2,000	1,882,180
Autodesk, Inc. 2.85%, 01/15/2030		3,000	2,800,980
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		2,000	1,968,200
Broadcom, Inc. 1.95%, 02/15/2028		1,000	960,440
4.00%, 04/15/2029		1,000	978,860
4.30%, 01/15/2031		1,000	966,800
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		2,000	2,000,100
Fiserv, Inc. 4.20%, 10/01/2028		1,000	984,730
International Business Machines Corp. 3.50%, 05/15/2029		2,000	1,933,100
Jabil, Inc. 3.95%, 01/12/2028		1,000	988,020
5.45%, 02/01/2029		1,000	1,009,940
Lam Research Corp. 4.00%, 03/15/2029		1,000	983,250
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 06/18/2029		2,000	1,967,820

	Principal Amount (000)		U.S. $ Value

Oracle Corp. 2.30%, 03/25/2028	$	2,000	$1,907,320
2.95%, 04/01/2030		1,000	899,540
Salesforce, Inc. 1.50%, 07/15/2028		1,000	943,060
VMware LLC 4.70%, 05/15/2030		1,000	989,810

			24,164,150

Transportation - Airlines – 1.0%
Delta Air Lines, Inc. 3.75%, 10/28/2029		2,000	1,922,340
4.95%, 07/10/2028		2,000	2,003,640
Southwest Airlines Co. 2.625%, 02/10/2030		1,000	918,780

			4,844,760

Transportation - Services – 0.4%
Fedex Freight Holding Co., Inc. 4.30%, 03/15/2029(a)		2,000	1,965,180

			202,597,692

Financial Institutions – 25.2%
Banking – 17.1%
Ally Financial, Inc. 5.543%, 01/17/2031		1,000	1,000,790
5.737%, 05/15/2029		1,000	1,011,240
6.848%, 01/03/2030		1,000	1,035,230
6.992%, 06/13/2029		2,000	2,066,740
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		1,000	1,013,500
6.138%, 09/14/2028		1,000	1,016,080
Banco Santander SA 4.175%, 03/24/2028		1,000	996,660
5.565%, 01/17/2030		3,000	3,046,950
5.588%, 08/08/2028		1,000	1,015,060
Bank of America Corp. 3.419%, 12/20/2028		2,000	1,966,300
Series G 3.593%, 07/21/2028		2,000	1,980,840
Barclays PLC 4.219%, 05/24/2030		1,000	977,990
4.942%, 09/10/2030		2,000	1,990,040
4.972%, 05/16/2029		2,000	2,002,280
5.501%, 08/09/2028		2,000	2,014,220
Capital One Financial Corp. 4.927%, 05/10/2028		1,000	1,001,520
Citigroup, Inc. 3.52%, 10/27/2028		2,000	1,972,000
3.668%, 07/24/2028		2,000	1,981,060
3.98%, 03/20/2030		3,000	2,929,860
4.643%, 05/07/2028		1,000	999,980
Citizens Bank NA/Providence RI 4.575%, 08/09/2028		3,000	2,994,930
Deutsche Bank AG/New York NY 4.999%, 09/11/2030		2,000	1,993,520
5.373%, 01/10/2029		1,000	1,007,020
5.706%, 02/08/2028		1,000	1,005,330
Goldman Sachs Group, Inc. (The) 2.64%, 02/24/2028		1,000	988,860
HSBC Holdings PLC 2.013%, 09/22/2028		2,000	1,940,380
2.206%, 08/17/2029		3,000	2,845,380

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase & Co. 2.182%, 06/01/2028	$	6,500	$6,372,665
3.509%, 01/23/2029		2,500	2,458,175
3.54%, 05/01/2028		1,000	992,390
Lloyds Banking Group PLC 3.574%, 11/07/2028		1,000	986,270
5.721%, 06/05/2030		1,000	1,020,090
Mitsubishi UFJ Financial Group, Inc. 5.017%, 07/20/2028		1,000	1,003,430
Mizuho Financial Group, Inc. 4.254%, 09/11/2029		1,000	989,360
Morgan Stanley 5.164%, 04/20/2029		2,000	2,010,540
Series G 3.772%, 01/24/2029		6,000	5,917,140
Morgan Stanley Bank NA 4.968%, 07/14/2028		2,000	2,005,700
NatWest Group PLC 3.073%, 05/22/2028		1,000	988,050
4.892%, 05/18/2029		1,000	1,002,300
Royal Bank of Canada Series G 4.65%, 10/18/2030		1,000	991,560
Santander Holdings USA, Inc. 2.49%, 01/06/2028		2,000	1,980,700
Santander UK Group Holdings PLC 3.823%, 11/03/2028		2,000	1,975,820
Sumitomo Mitsui Financial Group, Inc. 3.04%, 07/16/2029		1,000	950,110
Synchrony Bank 5.625%, 08/23/2027		1,000	1,009,450
Synchrony Financial 3.95%, 12/01/2027		1,000	988,790
5.019%, 07/29/2029		1,000	997,210
Toronto-Dominion Bank (The) 1.25%, 09/10/2026		1,000	996,990
Series F 4.847%, 07/27/2029		2,000	2,001,440
Wells Fargo & Co. 2.393%, 06/02/2028		3,000	2,945,940

			85,377,880

Brokerage – 0.4%
Charles Schwab Corp. (The) 6.196%, 11/17/2029		2,000	2,061,980

Insurance – 0.2%
Hartford Insurance Group, Inc. (The) 2.80%, 08/19/2029		1,000	942,800

REITs – 7.5%
American Homes 4 Rent LP 4.25%, 02/15/2028		1,000	991,280
American Tower Corp. 3.65%, 03/15/2027		3,000	2,985,510
Boston Properties LP 4.50%, 12/01/2028		1,000	992,570
Crown Castle, Inc. 3.80%, 02/15/2028		2,000	1,970,320
Digital Realty Trust LP 3.60%, 07/01/2029		1,000	965,590
4.45%, 07/15/2028		1,000	993,690
5.55%, 01/15/2028		1,000	1,010,690

	Principal Amount (000)		U.S. $ Value

EPR Properties 4.95%, 04/15/2028	$	1,000	$997,260
ERP Operating LP 2.50%, 02/15/2030		2,000	1,847,000
Essex Portfolio LP 4.00%, 03/01/2029		1,000	979,660
GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029		3,000	3,003,180
5.75%, 06/01/2028		1,000	1,008,550
Healthpeak OP LLC 3.00%, 01/15/2030		1,000	936,620
Host Hotels & Resorts LP Series H 3.375%, 12/15/2029		2,000	1,895,720
Series I 3.50%, 09/15/2030		2,000	1,874,980
Realty Income Corp. 3.10%, 12/15/2029		1,000	947,630
3.40%, 01/15/2030		1,000	951,700
Simon Property Group LP 2.45%, 09/13/2029		4,000	3,737,400
Ventas Realty LP 3.00%, 01/15/2030		1,000	937,150
4.00%, 03/01/2028		2,000	1,978,040
4.40%, 01/15/2029		1,000	990,940
4.75%, 11/15/2030		1,000	989,270
Welltower OP LLC 2.05%, 01/15/2029		2,000	1,878,760
3.10%, 01/15/2030		1,000	944,660
4.125%, 03/15/2029		1,000	985,460
4.25%, 04/15/2028		1,000	994,390

			37,788,020

			126,170,680

Utility – 9.0%
Electric – 9.0%
AEP Texas, Inc. 3.95%, 06/01/2028		4,000	3,945,720
Commonwealth Edison Co. 2.20%, 03/01/2030		2,000	1,826,720
Series 122 2.95%, 08/15/2027		1,000	985,990
Constellation Energy Generation LLC 4.55%, 06/01/2029		1,000	992,140
Consumers Energy Co. 4.60%, 05/30/2029		1,000	998,630
Dominion Energy, Inc. Series D 2.85%, 08/15/2026		1,000	999,450
DTE Energy Co. 2.95%, 03/01/2030		1,000	936,690
4.875%, 06/01/2028		2,000	2,005,600
4.95%, 07/01/2027		1,000	1,003,960
Duke Energy Carolinas LLC 2.45%, 08/15/2029		2,000	1,873,740
2.45%, 02/01/2030		1,000	924,020
Duke Energy Florida LLC 2.50%, 12/01/2029		1,000	930,970
Duke Energy Progress LLC 3.45%, 03/15/2029		1,000	970,510
Edison International 4.125%, 03/15/2028		1,000	984,780

	Principal Amount (000)		U.S. $ Value

ENEL Finance International NV 4.625%, 07/13/2029(a)	$	2,000	$1,984,520
Entergy Corp. 1.90%, 06/15/2028		1,000	949,510
Entergy Mississippi LLC 2.85%, 06/01/2028		3,000	2,911,140
FirstEnergy Corp. Series B 3.90%, 07/15/2027(b)		1,000	995,040
Jersey Central Power & Light Co. 4.15%, 01/15/2029		2,000	1,974,080
NextEra Energy Capital Holdings, Inc. 3.50%, 04/01/2029		1,000	968,370
4.90%, 02/28/2028		1,000	1,004,270
Ohio Power Co. Series P 2.60%, 04/01/2030		1,000	924,570
Oncor Electric Delivery Co. LLC 4.30%, 05/15/2028		1,000	994,650
Pacific Gas & Electric Co. 3.00%, 06/15/2028		2,000	1,936,400
PacifiCorp 4.65%, 04/15/2029		2,000	1,993,200
Public Service Co. of Colorado 4.15%, 03/13/2029		1,000	986,510
Public Service Electric & Gas Co. 2.45%, 01/15/2030		1,000	926,250
Public Service Enterprise Group, Inc. 5.875%, 10/15/2028		1,000	1,021,970
San Diego Gas & Electric Co. 4.95%, 08/15/2028		1,000	1,006,070
Sempra 3.40%, 02/01/2028		2,000	1,961,580
Xcel Energy, Inc. 2.60%, 12/01/2029		1,000	930,820
4.75%, 03/21/2028		2,000	2,001,540

			44,849,410

Total Corporates - Investment Grade (cost $376,063,984)			373,617,782

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 8.2%
United States – 8.2%
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027		705	710,780
City of Detroit MI (City of Detroit MI) Series 2023-B 6.844%, 05/01/2028		225	230,103
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031		218	215,185
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026		1,000	996,926
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026		1,000	994,199

	Principal Amount (000)		U.S. $ Value

Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	$	7,690	$6,949,686
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2020-B 2.75%, 07/01/2030		1,200	1,124,235
Inland Empire Tobacco Securitization Corp. (Inland Empire Tobacco Securitization) Series 2019 3.678%, 06/01/2038		5,045	4,902,049
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031		1,546	1,556,387
Massachusetts Port Authority (Massachusetts Port Authority) Series 2011-B 6.202%, 07/01/2031		2,540	2,635,504
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2021 1.897%, 01/01/2027		385	381,081
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)NATL Series 1997-A 7.425%, 02/15/2029		2,222	2,294,574
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.052%, 03/15/2030		2,200	2,014,352
Oklahoma Development Finance Authority (ODFA 2022-ONG) Series 2022-ONG, Class A1 3.877%, 05/01/2037		1,144	1,113,194
San Jose Evergreen Community College District (San Jose Evergreen Community College District) Series 2012 5.084%(CME Term SOFR 3 Month + 1.00%), 07/01/2043(c)		965	964,240
State of Hawaii (State of Hawaii) Series 2026-G 4.212%, 04/01/2031		3,000	2,941,571
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.75%, 05/01/2028		2,000	2,013,331
Texas Natural Gas Securitization Finance Corp. (TNG23 2023-1) Series 2023-1, Class A1 5.102%, 04/01/2035		1,582	1,599,907
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049		6,405	6,258,986
University of California (University of California) Series 2026-C 4.504%, 05/15/2031		1,395	1,388,483

Total Local Governments - US Municipal Bonds (cost $41,388,103)			41,284,773

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.2%
Risk Share Floating Rate – 3.2%
Connecticut Avenue Securities Trust Series 2023-R03, Class 2M1 6.116% (CME Term SOFR + 2.50%), 04/25/2043(a) (c)	$	232	$233,568
Series 2023-R04, Class 1M1 5.916% (CME Term SOFR + 2.30%), 05/25/2043(a) (c)		920	931,995
Series 2023-R05, Class 1M1 5.516% (CME Term SOFR + 1.90%), 06/25/2043(a) (c)		797	800,662
Series 2023-R06, Class 1M1 5.316% (CME Term SOFR + 1.70%), 07/25/2043(a) (c)		201	201,275
Series 2023-R07, Class 2M1 5.566% (CME Term SOFR + 1.95%), 09/25/2043(a) (c)		159	159,456
Series 2024-R03, Class 2M1 4.766% (CME Term SOFR + 1.15%), 03/25/2044(a) (c)		267	266,737
Series 2026-R01, Class 2M1 4.616% (CME Term SOFR + 1.00%), 01/25/2046(a) (c)		2,672	2,671,483
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA1, Class M1A 5.717% (CME Term SOFR + 2.10%), 03/25/2043(a) (c)		162	163,835
Series 2023-HQA1, Class M1A 5.616% (CME Term SOFR + 2.00%), 05/25/2043(a) (c)		688	691,180
Series 2023-HQA2, Class M1A 5.616% (CME Term SOFR + 2.00%), 06/25/2043(a) (c)		207	207,134
Series 2024-HQA2, Class M1 4.816% (CME Term SOFR + 1.20%), 08/25/2044(a) (c)		653	653,352
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.716% (CME Term SOFR + 1.10%), 10/25/2045(a) (c)		2,195	2,200,011
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2026-HQA1 Series 2026-HQA1, Class A1 4.616% (CME Term SOFR + 1.00%), 05/25/2046(a) (c)		3,700	3,711,258
Structured Agency Credit Risk Series 2026-DNA1, Class A1 4.466% (CME Term SOFR + 0.85%), 02/25/2046(a) (c)		3,250	3,247,867

			16,139,813

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4459, Class CA 5.00%, 12/15/2034		4	4,209

Total Collateralized Mortgage Obligations (cost $16,107,170)			16,144,022

ASSET-BACKED SECURITIES – 2.7%
Autos - Fixed Rate – 1.8%
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		3,000	3,011,133
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028		54	54,093
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		409	411,038
Series 2025-1A, Class A2 5.10%, 10/15/2030(a)		1,871	1,873,315
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029(d) (e) (f) (g) (h)		1,822	910,902
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)		91	91,071

	Principal Amount (000)		U.S. $ Value

Veros Auto Receivables Trust Series 2026-2, Class A 4.65%, 03/12/2029(a)	$	2,509	$2,508,640

			8,860,192

Other ABS - Fixed Rate – 0.9%
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		64	63,752
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)		778	737,901
SoFi Consumer Loan Program Series 2026-3, Class A 4.46%, 06/25/2035(a)		4,000	3,999,416

			4,801,069

Total Asset-Backed Securities (cost $14,596,342)			13,661,261

AGENCIES – 2.1%
Agency Debentures – 2.1%
Federal Home Loan Banks 4.125%, 06/01/2028 (cost $10,438,200)		10,445	10,420,820

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.6%
Non-Agency Fixed Rate CMBS – 1.3%
BANK Series 2019-BN16, Class AS 4.267%, 02/15/2052		2,639	2,554,811
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.754%, 10/15/2042(a)		4,000	3,933,518

			6,488,329

Non-Agency Floating Rate CMBS – 0.3%
DBC Mortgage Trust Series 2025-DBC, Class B 5.277% (CME Term SOFR 1 Month + 1.60%), 11/15/2042(a) (c)		1,650	1,655,129

Total Commercial Mortgage-Backed Securities (cost $8,216,285)			8,143,458

CORPORATES - NON-INVESTMENT GRADE – 0.8%
Industrial – 0.6%
Communications - Media – 0.6%
Discovery Communications LLC 3.95%, 03/20/2028		1,604	1,576,075
4.125%, 05/15/2029		1,000	983,930
Discovery Global Holdings, Inc. 3.755%, 03/15/2027		316	314,110

			2,874,115

Utility – 0.2%
Other Utility – 0.2%
YMCA of Greater New York 2.303%, 08/01/2026		890	890,000

Total Corporates - Non-Investment Grade (cost $3,721,634)			3,764,115

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.8%
Investment Companies – 4.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(i) (j) (k) (cost $22,862,552)	22,862,552	$22,862,552

	Principal Amount (000)

Short-Term Municipal Notes – 1.2%
Connecticut – 0.6%
University of Connecticut (University of Connecticut) Series 2026-B 3.83%, 03/23/2027	$ 3,000	2,988,660

Other – 0.6%
Taxable Municipal Funding Trust (Taxable Municipal Funding Trust) Series 2024-B 3.97%, 06/30/2028(a) (l)	2,985	2,985,000

Total Short-Term Municipal Notes (cost $5,985,000)		5,973,660

Total Short-Term Investments (cost $28,847,552)		28,836,212

Total Investments – 99.1% (cost $499,379,270)(m)		495,872,443
Other assets less liabilities – 0.9%		4,418,380

Net Assets – 100.0%		$500,290,823

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	60,000	06/06/2027	1 Day SOFR	3.663%	Annual	$(196,675)	$—	$(196,675)
USD	30,000	08/28/2027	1 Day SOFR	3.436%	Annual	(315,667)	—	(315,667)
USD	11,000	08/28/2030	3.395%	1 Day SOFR	Annual	356,023	—	356,023
USD	16,700	06/06/2031	4.005%	1 Day SOFR	Annual	113,640	(293)	113,933

						$(42,679)	$(293)	$(42,386)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $48,684,696 or 9.7% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(d)	Non-income producing security.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security, which represent 0.18% of net assets as of July 31, 2026, are considered illiquid and restricted. Additional information regarding such security follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	$1,821,757	$910,902	0.18%

(f)	Fair valued by the Adviser.
(g)	Defaulted.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	Affiliated investments.
(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)	Inverse floater security.
(m)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,000,955 and gross unrealized depreciation of investments was $(4,550,168), resulting in net unrealized depreciation of $(3,549,213).

Glossary:

ABS – Asset-Backed Securities

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

AB Corporate Shares

AB Taxable Multi-Sector Income Shares

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$-0-	$373,617,782	$-0-	$373,617,782
Local Governments - US Municipal Bonds	-0-	41,284,773	-0-	41,284,773
Collateralized Mortgage Obligations	-0-	16,144,022	-0-	16,144,022
Asset-Backed Securities	-0-	12,750,359	910,902	13,661,261
Agencies	-0-	10,420,820	-0-	10,420,820
Commercial Mortgage-Backed Securities	-0-	8,143,458	-0-	8,143,458
Corporates - Non-Investment Grade	-0-	3,764,115	-0-	3,764,115
Short-Term Investments:
Investment Companies	22,862,552	-0-	-0-	22,862,552
Short-Term Municipal Notes	-0-	5,973,660	-0-	5,973,660

Total Investments in Securities	22,862,552	472,098,989	910,902	495,872,443
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	-0-	469,663	-0-	469,663
Liabilities:
Centrally Cleared Interest Rate Swaps	-0-	(512,342)	-0-	(512,342)

Total	$22,862,552	$472,056,310	$910,902	$495,829,764

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2026 is as follows:

Fund	Market Value 4/30/2026 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$54,848	$59,361	$91,346	$22,863	$303